FAIR VALUE MEASUREMENTS - Additional Information (Details) - USD ($)					3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 29, 2024	Feb. 09, 2024	Feb. 07, 2024	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
Short-Term Debt [Line Items]
Marketing fees payable to underwriters			$ 7,043,750
Conversion derivative
Short-Term Debt [Line Items]
Initial measurement						$ 1,668,731
Increase in fair value of derivative liability					$ (14,320,179)	14,793,959
Short Term Notes
Short-Term Debt [Line Items]
Aggregate principal amount				$ 5,000,000
Maturity (in days)				90 days
Interest rate (in percent)				9.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)				90.00%
Short Term Notes | Conversion derivative
Short-Term Debt [Line Items]
Initial measurement				$ 487,329
Unamortized discount	$ 487,929					487,929	$ 487,929
Increase in fair value of derivative liability	4,807,692	$ 4,320,363
Short Term Notes | Wilson-Davis Sellers
Short-Term Debt [Line Items]
Aggregate principal amount			$ 487,329
Maturity (in days)			90 days
Long-Term Notes
Short-Term Debt [Line Items]
Aggregate principal amount				$ 7,971,000
Maturity (in days)				24 months
Interest rate (in percent)				13.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)				90.00%
Conversion rate, as a percentage of trailing specified trading day VWAP (in percent)				90.00%
Long-Term Notes | Conversion derivative
Short-Term Debt [Line Items]
Initial measurement				$ 776,919		776,919
Increased fair value	7,664,613					7,664,613	7,664,613
Unamortized discount	$ 776,919					776,919	776,919
Increase in fair value of derivative liability						6,887,694
Long-Term Notes | Conversion derivative | Minimum
Short-Term Debt [Line Items]
Increase in fair value of derivative liability						4,150,000
Long-Term Notes | Interest Solutions
Short-Term Debt [Line Items]
Aggregate principal amount			$ 275,000
Interest rate (in percent)			13.00%
Long-Term Notes | JonesTrading Institutional Services
Short-Term Debt [Line Items]
Interest rate (in percent)			13.00%
Chardan Note
Short-Term Debt [Line Items]
Aggregate principal amount			$ 4,150,000
Interest rate (in percent)			13.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)			85.00%
Conversion rate, as a percentage of trailing specified trading day VWAP (in percent)			85.00%
Unamortized discount					$ 280,355
Number of years up to which the converted amount is to be held for payment of interest	3 years		3 years		3 years
Chardan Note | Conversion derivative
Short-Term Debt [Line Items]
Initial measurement			$ 404,483
Increased fair value		$ 3,585,901
Unamortized discount	$ 404,483					404,483	404,483
Chardan Note | Conversion derivative | Maximum
Short-Term Debt [Line Items]
Increase in fair value of derivative liability						404,483
Chardan Note | Chardan Capital Market LLC
Short-Term Debt [Line Items]
Aggregate principal amount	$ 3,990,385				$ 4,150,000	$ 3,990,385	$ 3,990,385
Interest rate (in percent)	13.00%				13.00%	13.00%	13.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)					85.00%		85.00%
Marketing fees payable to underwriters					$ 7,043,750
Chardan Note | JonesTrading Institutional Services
Short-Term Debt [Line Items]
Aggregate principal amount			$ 375,000